Schedule of group’s exposure to credit risk and ECLs for trade receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 902,640	$ 731,630
Loss allowance	$ 48,972	$ 47,691
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.00%
Gross carrying amount	$ 688,636	$ 566,787
Loss allowance
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	3.00%
Gross carrying amount	$ 97,867	$ 120,572
Loss allowance		$ 3,420
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%
Gross carrying amount	$ 67,165
Loss allowance
Later than six months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	$ 48,972	$ 44,271
Loss allowance	$ 48,972	$ 44,271